Balances and Transactions with Interested Parties and Related Parties (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪) People	Dec. 31, 2021 ILS (₪) People
Disclosure of transactions between related parties [abstract]
Payroll And Related Expenses To Interested Parties Employed	₪ 604	₪ 641
Granting Of Options To Interested Parties Employed	₪ 1,717	₪ 917
Options Granted To Number Of People | People	1	1,000
Key management personnel compensation, share-based payment	₪ 619	₪ 563
Directors Compensation For Number Of People | People	7	7
Granting Of Options To Directors Who Not Employed	₪ 514	₪ 261
Options Granted To Directors Who Are Not Employed Number Of People | People	1	1